INVESTMENT AND MORTGAGE-BACKED SECURITIES (Tables)	12 Months Ended
Jun. 30, 2015
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
Investment securities available for sale at June 30, 2015 consist of the following:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
	(In thousands)

Mortgage-backed securities	$109,793	$170	$825	$109,138
Municipal Bonds	37,631	438	450	37,619
U.S. Government Agency Bonds	2,000	15	—	2,015
Small Business Admin	8,224	18	29	8,213
Collateralized Mortgage Obligations	13,032	9	199	12,842
Other equity securities	210	—	26	184
Total	$170,890	$650	$1,529	$170,011

Investment securities available for sale at June 30, 2014 consist of the following:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
	(In thousands)

Mortgage-backed securities	$180,563	$501	$2,047	$179,017
Municipal bonds	38,000	479	664	37,815
U.S. Government Agency Bonds	2,000	—	8	1,992
Other equity securities	210	—	52	158
Total	$220,773	$980	$2,771	$218,982

Held-to-maturity Securities [Table Text Block]
Investment securities held to maturity at June 30, 2015 consist of the following:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
(In thousands)
Municipal bonds	$40,653	$52	$660	$40,045

Investment securities held to maturity at June 30, 2014 consist of the following:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
(In thousands)
Municipal bonds	$337	$14	$—	$351

Schedule of Available-for-sale Contractual Maturities [Table Text Block]
The mortgage-backed securities, municipal bonds and U.S. government agency bonds available for sale have the following maturities at June 30, 2015:

	Amortized	Estimated
	cost	market value
	(In thousands)

Due or callable in one year or less	$175	$175
Due or callable in 1 - 5 years	112,980	112,272
Due or callable in 5 - 10 years	47,194	47,109
Due or callable in greater than 10 years	10,331	10,271
Total debt securities	$170,680	$169,827

Schedule Of Held For Sale Contractual Maturities [Table Text Block]	The expected returns of principal of investments held to maturity are as follows as of June 30, 2015 (in thousands):
2016	56
2017	60
2018	64
2019	69
2020	—
Thereafter	40,403
$40,653

Schedule of Investment Securities and Mortgage Backed Securities [Table Text Block]
The table below indicates the length of time individual investment securities and mortgage-backed securities have been in a continuous loss position at June 30, 2015 and 2014:

	Less than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(Dollars in thousands)
June 30, 2015
Municipal Bonds	$44,626	$1,000	$2,910	$110	$47,536	$1,110
Mortgage-backed securities	38,317	194	40,120	631	78,437	825
U.S. Government Agency Bonds	—	—	—	—	—	—
Small Business Admin	4,959	29			4,959	29
Collateralized Mortgage Obligations	11,658	199			11,658	199
Other equity securities	—	—	184	26	184	26

	$99,560	$1,422	$43,214	$767	$142,774	$2,189
Number of investments	121		21		142

June 30, 2014
Municipal bonds	$4,844	$58	$17,065	$606	$21,909	$664
Mortgage-backed securities	22,709	98	98,364	1,949	121,073	2,047
U.S. Government agency bonds	1,992	8	—	—	1,992	8
Other equity securities	—	—	158	52	158	52

	$29,545	$164	$115,587	$2,607	$145,132	$2,771
Number of investments	18		70		88

Investment Income [Table Text Block]
The detail of interest and dividends on investment securities is as follows:

	For the year ended
	June 30,
	2015	2014
	(In thousands)
Taxable interest income	$2,226	$2,130
Nontaxable interest income	1,414	808
Dividends	254	280
Total	$3,894	$3,218

Available-for-sale Securities [Table Text Block]
Mortgage-backed securities available for sale at June 30, 2015 consist of the following:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
		(In thousands)
FNMA	$87,934	$125	$473	$87,586
FHLMC	11,855	45	76	11,824
GNMA	10,004	—	276	9,728

	$109,793	$170	$825	$109,138

Mortgage-backed securities available for sale at June 30, 2014 consist of the following:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
		(In thousands)
FNMA	$102,026	$256	$551	$101,731
FHLMC	22,176	200	159	22,217
GNMA	56,361	45	1,337	55,069

	$180,563	$501	$2,047	$179,017